Quarterly Holdings Report
for
Fidelity® Magellan® Fund
December 31, 2023
MAG-NPRT3-0224
1.811314.119
Common Stocks - 99.0%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 8.4%
Interactive Media & Services - 8.4%
Alphabet, Inc.:
Class A (a)	6,992,400	976,768
Class C (a)	3,588,800	505,770
Meta Platforms, Inc. Class A (a)	2,690,800	952,436
		2,434,974
CONSUMER DISCRETIONARY - 13.1%
Broadline Retail - 4.7%
Amazon.com, Inc. (a)	8,886,600	1,350,230
Hotels, Restaurants & Leisure - 3.7%
Airbnb, Inc. Class A (a)	2,514,387	342,309
Hilton Worldwide Holdings, Inc.	2,151,762	391,814
Marriott International, Inc. Class A	1,517,850	342,290
		1,076,413
Specialty Retail - 3.7%
AutoZone, Inc. (a)	137,994	356,799
O'Reilly Automotive, Inc. (a)	362,800	344,689
TJX Companies, Inc.	4,004,700	375,681
		1,077,169
Textiles, Apparel & Luxury Goods - 1.0%
LVMH Moet Hennessy Louis Vuitton SE	369,800	300,476
TOTAL CONSUMER DISCRETIONARY		3,804,288
CONSUMER STAPLES - 3.1%
Beverages - 1.1%
Monster Beverage Corp.	5,607,200	323,031
Consumer Staples Distribution & Retail - 2.0%
Costco Wholesale Corp.	891,728	588,612
TOTAL CONSUMER STAPLES		911,643
FINANCIALS - 11.6%
Capital Markets - 4.4%
Ares Management Corp.	2,734,505	325,187
Moody's Corp.	1,117,758	436,552
S&P Global, Inc.	1,160,009	511,007
		1,272,746
Financial Services - 4.4%
MasterCard, Inc. Class A	1,424,099	607,392
Visa, Inc. Class A (b)	2,591,593	674,721
		1,282,113
Insurance - 2.8%
Arthur J. Gallagher & Co.	1,749,193	393,359
Marsh & McLennan Companies, Inc.	2,189,095	414,768
		808,127
TOTAL FINANCIALS		3,362,986
HEALTH CARE - 11.6%
Health Care Equipment & Supplies - 1.3%
Boston Scientific Corp. (a)	6,336,500	366,313
Health Care Providers & Services - 3.6%
Cencora, Inc.	1,555,200	319,407
UnitedHealth Group, Inc.	1,388,735	731,127
		1,050,534
Life Sciences Tools & Services - 3.1%
Danaher Corp.	1,810,687	418,884
Thermo Fisher Scientific, Inc.	927,374	492,241
		911,125
Pharmaceuticals - 3.6%
Eli Lilly & Co.	1,072,944	625,441
Zoetis, Inc. Class A	2,127,822	419,968
		1,045,409
TOTAL HEALTH CARE		3,373,381
INDUSTRIALS - 13.8%
Aerospace & Defense - 2.6%
HEICO Corp. Class A	2,517,142	358,542
TransDigm Group, Inc.	398,725	403,350
		761,892
Commercial Services & Supplies - 2.6%
Cintas Corp.	674,184	406,304
Copart, Inc.	7,337,616	359,543
		765,847
Construction & Engineering - 1.3%
Quanta Services, Inc.	1,672,937	361,020
Electrical Equipment - 2.6%
AMETEK, Inc.	1,972,383	325,226
Eaton Corp. PLC	1,758,819	423,559
		748,785
Ground Transportation - 0.0%
Bird Global, Inc.:
Stage 1 rights (a)(c)	882	0
Stage 2 rights (a)(c)	882	0
Stage 3 rights (a)(c)	882	0
		0
Professional Services - 3.4%
Automatic Data Processing, Inc.	1,553,381	361,891
Paychex, Inc.	2,690,645	320,483
Verisk Analytics, Inc.	1,331,857	318,127
		1,000,501
Trading Companies & Distributors - 1.3%
United Rentals, Inc.	636,800	365,154
TOTAL INDUSTRIALS		4,003,199
INFORMATION TECHNOLOGY - 31.9%
Communications Equipment - 1.3%
Motorola Solutions, Inc.	1,191,955	373,189
Electronic Equipment, Instruments & Components - 2.7%
Amphenol Corp. Class A	4,001,704	396,689
CDW Corp.	1,733,245	394,001
		790,690
IT Services - 3.3%
Accenture PLC Class A	1,566,350	549,648
Gartner, Inc. (a)	900,353	406,158
		955,806
Semiconductors & Semiconductor Equipment - 12.2%
ASML Holding NV (Netherlands)	409,200	308,900
Broadcom, Inc.	629,000	702,121
KLA Corp.	797,083	463,344
Lam Research Corp.	607,353	475,715
NVIDIA Corp.	2,541,013	1,258,360
ON Semiconductor Corp. (a)	4,241,906	354,326
		3,562,766
Software - 12.4%
Cadence Design Systems, Inc. (a)	1,334,329	363,431
Intuit, Inc.	732,500	457,834
Microsoft Corp.	6,476,798	2,435,538
Synopsys, Inc. (a)	683,321	351,849
		3,608,652
TOTAL INFORMATION TECHNOLOGY		9,291,103
MATERIALS - 5.5%
Chemicals - 3.0%
Linde PLC	1,230,294	505,294
Sherwin-Williams Co.	1,227,900	382,982
		888,276
Construction Materials - 2.5%
Martin Marietta Materials, Inc.	800,710	399,482
Vulcan Materials Co.	1,439,898	326,871
		726,353
TOTAL MATERIALS		1,614,629
TOTAL COMMON STOCKS (Cost $18,104,797)		28,796,203

Money Market Funds - 1.6%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 5.40% (d)	272,386,732	272,441
Fidelity Securities Lending Cash Central Fund 5.40% (d)(e)	201,046,345	201,066
TOTAL MONEY MARKET FUNDS (Cost $473,507)		473,507

TOTAL INVESTMENT IN SECURITIES - 100.6% (Cost $18,578,304)	29,269,710
NET OTHER ASSETS (LIABILITIES) - (0.6)%	(177,907)
NET ASSETS - 100.0%	29,091,803

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.40%	239,120	5,130,824	5,097,503	9,214	-	-	272,441	0.6%
Fidelity Securities Lending Cash Central Fund 5.40%	208,554	1,730,286	1,737,774	168	-	-	201,066	0.7%
Total	447,674	6,861,110	6,835,277	9,382	-	-	473,507

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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